Related-Party Transactions (Cash Payments Made To (Received From) Members In Lieu Of Income Taxes) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Related Party Transaction [Line Items]
Federal income taxes		$ 49	$ 135	[1]	$ 269	[1]	$ 89	[1]
Texas margin taxes	$ 20	24	24	[2]	22	[2]	12	[2]
Total payments (receipts)	20	73	159		291		101
EFH Corp [Member]
Related Party Transaction [Line Items]
Federal income taxes		39	108	[1]	215	[1]	78	[1]
Texas margin taxes	20	24	24	[2]	22	[2]	12	[2]
Total payments (receipts)	$ 20	63	132		237		90
Income tax payments to members							33
Income tax refunds from members							10
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes		10	27	[1]	54	[1]	11	[1]
Total payments (receipts)		$ 10	$ 27		$ 54		$ 11

[1]	Includes $33 million payment made to EFH Corp. in 2013 related to the 1997-2002 IRS appeals settlement.
[2]	Includes $10 million refund received from EFH Corp. in 2013 related to 1997-2001 amended Texas franchise tax returns.